Intangible Assets - Additional Information (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about intangible assets [line items]
Cash Consideration	$ 1,770	$ 0	$ 0
Brand name[member]
Disclosure of detailed information about intangible assets [line items]
Cash Consideration	1,380
Developed technology [member] | Policy Pal [Member]
Disclosure of detailed information about intangible assets [line items]
Cash Consideration	390
Total consideration amount	1,176
Consideration settled in shares value	$ 786
Number of ordinary shares	619